UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15 (d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
November 1, 2023 to November 30, 2023

Commission File Number of issuing entity: 333-262894-04

Central Index Key Number of issuing entity: 0001980826

Ally Auto Receivables Trust 2023-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-262894

Central Index Key Number of depositor: 0001477336

Ally Auto Assets LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846

Ally Bank
(Exact name of sponsor as specified in its charter)

Niraj Kapadia
(866) 710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE	93-6426774
(State or other jurisdiction of incorporation or organization of the	(I.R.S. Employer Identification No.)
issuing entity)

Ally Auto Assets LLC	48226
500 Woodward Avenue, Detroit, Michigan	(Zip Code)
(Address of principal executive offices of the issuing entity)

(866) 710-4623
(Telephone number, including area code)

Registered / reporting pursuant to (Check One)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
(If Section 12(b))
Class A-2			X
Class A-3			X
Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information
Distribution and pool performance information of the asset pool of the issuing entity is set forth in the attached monthly Statement to Securityholder.

Item 1121(c) of Regulation AB.  Repurchases and Replacements
No activity to report for the Period from November 1, 2023 to November 30, 2023 as required by Item 1121(c) of Regulation AB.
Date of most recent Form ABS-15G: January 25, 2023
Central Index Key (CIK) of Securitizer: 0001477336

Item 1A. Asset-Level Information
The Servicer on behalf of the Issuing Entity has provided asset-level data for the receivables and filed this information on Form ABS-EE.  Form ABS-EE, as filed by the Issuing Entity on the date hereof, is incorporated by reference into this filing on Form 10-D.  The Issuing Entity’s CIK number is 0001980826.

Item 1B. Asset Representations Reviewer and Investor Communication
Not Applicable.

PART II — OTHER INFORMATION

Item 2. Legal Proceedings
None.

Item 3. Sales of Securities and Use of Proceeds
On November 21, 2023, Ally Auto Assets LLC (the “Depositor”) sold 95% of the Certificates evidencing the beneficial ownership interest in the Issuer (the “Certificates”) issued by Ally Auto Receivables Trust 2023-1 (the “Issuing Entity”) pursuant to the terms of a Certificate Placement Agency Agreement, dated as of November 16, 2023, between the Depositor and the Placement Agents party thereto. The Certificates were sold to Qualified Institutional Buyers within the meaning of Rule 144A under the Securities Act and to non-U.S. persons in reliance on Regulation S under the Securities Act. The Certificate was originally issued by the Issuing Entity pursuant to a Trust Agreement, dated as of July 19, 2023, between the Depositor and BNY Mellon Trust of Delaware, as owner trustee, and was initially retained by the Depositor on July 19, 2023.

On November 21, 2023, the Depositor purchased from an affiliate entity 95% of the Class A-1 Asset-Backed Notes with a principal balance of $53,189,969 (the “Class A-1 Notes”), the Class B Asset-Backed Notes with a principal balance of $22,290,000 (the “Class B Notes”), the Class C Asset-Backed Notes with a principal balance of $19,410,000 (the “Class C Notes”) and the Class D Asset-Backed Notes with a principal balance of $14,420,000 (the “Class D Notes” and together with the Class A-1 Notes, the Class B Notes and the Class D Notes, the “Sold Notes”) pursuant to the terms of a Purchase and Sale Agreement (the “Purchase and Sale Agreement), dated as of November 21, 2023, between the Depositor and the affiliate. On November 21, 2023, following the Depositor’s purchase of the Sold Notes pursuant to the Purchase and Sale Agreement, the Depositor sold the Sold Notes pursuant to the terms of a Note Purchase Agreement, dated as of November 17, 2023, between the Depositor and the Initial Purchasers party thereto. The Sold Notes were sold in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933. The Sold Notes were originally issued by the Issuing Entity pursuant to an Indenture, dated as of July 19, 2023, between the Issuing Entity and U.S. Bank Trust Company, National Association, as indenture trustee.

Item 4. Defaults Upon Senior Securities
None.

Item 5. Submission of Matters to a Vote of Security Holders
None.

Item 6. Significant Obligors of Pool Assets
None.

Item 7. Change in Sponsor Interest in the Securities
Please see the disclosure provided with respect to Item 3, Sales of Securities and Use of Proceeds, of this Form 10-D.

Item 8. Significant Enhancement Provider Information
None.

Item 9. Other Information
None.

Item 10. Exhibits

EXHIBIT NO.	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2023 to November 30, 2023
102
Asset Data File for the Period from November 1, 2023 to November 30, 2023 (See Exhibit 102 to Form ABS-EE filed by Ally Auto Receivables Trust 2023-1 with the SEC on December 20, 2023, which is incorporated by reference herein).

103
Asset Related Document for the Period from November 1, 2023 to November 30, 2023 (See Exhibit 103 to Form ABS-EE filed by Ally Auto Receivables Trust 2023-1 with the SEC on December 20, 2023, which is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Ally Auto Receivables Trust 2023-1
(Issuing Entity)

by: Ally Bank
(Servicer, not in its individual capacity but
solely as Servicer on behalf of the Issuing Entity)

/s/ David J. DeBrunner
David J. DeBrunner
Vice President, Controller and Chief Accounting Officer

Date: December 20, 2023

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION

99	Monthly Statement to Securityholder for the Period from November 1, 2023 to November 30, 2023
102	Asset Data File for the Period from November 1, 2023 to November 30, 2023 (See Exhibit 102 to Form ABS-EE filed by Ally Auto Receivables Trust 2023-1 with the SEC on December 20, 2023, which is incorporated by reference herein).
103	Asset Related Document for the Period from November 1, 2023 to November 30, 2023 (See Exhibit 103 to Form ABS-EE filed by Ally Auto Receivables Trust 2023-1 with the SEC on December 20, 2023, which is incorporated by reference herein).